UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Trust

9/30/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 4.8%
Lockheed Martin Corp.	867,530	$95,142,015
United Technologies Corp.	1,045,850	62,813,751

		$157,955,766

Alcoholic Beverages – 1.7%
Diageo PLC	3,322,780	$56,248,028

Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	804,920	$53,849,148

Automotive – 0.5%
Bayerische Motoren Werke AG	445,060	$17,359,218

Biotechnology – 3.5%
Amgen, Inc. (a)	425,160	$25,199,233
Genzyme Corp. (a)	803,420	64,988,644
Gilead Sciences, Inc. (a)	593,840	27,067,227

		$117,255,104

Broadcasting – 2.9%
News Corp., “A”	1,026,480	$12,307,495
Viacom, Inc., “B” (a)	891,274	22,139,246
Walt Disney Co.	1,955,730	60,021,354

		$94,468,095

Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	1,271,270	$33,053,020
Goldman Sachs Group, Inc.	223,600	28,620,800

		$61,673,820

Business Services – 2.1%
Amdocs Ltd. (a)	1,673,560	$45,822,073
Visa, Inc., “A”	359,960	22,097,944

		$67,920,017

Chemicals – 2.3%
3M Co.	653,800	$44,661,078
PPG Industries, Inc.	512,500	29,889,000

		$74,550,078

Computer Software – 2.0%
Oracle Corp. (a)	3,275,720	$66,529,873

Computer Software - Systems – 4.2%
Apple, Inc. (a)	191,400	$21,754,524
EMC Corp. (a)	2,063,900	24,684,244
International Business Machines Corp.	784,700	91,778,512

		$138,217,280

Consumer Goods & Services – 5.9%
Colgate-Palmolive Co.	517,310	$38,979,309
International Flavors & Fragrances, Inc.	656,400	25,901,544
Procter & Gamble Co.	1,227,886	85,571,375
Reckitt Benckiser Group PLC	962,143	46,585,255

		$197,037,483

Electrical Equipment – 1.6%
Danaher Corp.	571,700	$39,675,980
Rockwell Automation, Inc.	356,780	13,322,165

		$52,998,145

Electronics – 3.9%
Intel Corp.	3,310,240	$62,000,795
National Semiconductor Corp.	1,334,200	22,961,582

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Samsung Electronics Co. Ltd., GDR	163,795	$37,608,469
SanDisk Corp. (a)	352,420	6,889,811

		$129,460,657

Energy - Independent – 0.8%
EOG Resources, Inc.	296,360	$26,512,366

Energy - Integrated – 8.1%
Exxon Mobil Corp.	1,240,040	$96,301,506
Hess Corp.	845,830	69,425,726
Marathon Oil Corp.	798,700	31,844,169
TOTAL S.A., ADR	1,148,150	69,669,742

		$267,241,143

Food & Beverages – 4.6%
General Mills, Inc.	239,200	$16,437,824
Nestle S.A.	1,446,630	62,569,729
PepsiCo, Inc.	1,037,986	73,977,262

		$152,984,815

Food & Drug Stores – 1.0%
CVS Caremark Corp.	984,200	$33,128,172

Gaming & Lodging – 1.6%
Carnival Corp.	968,040	$34,220,214
International Game Technology	483,300	8,303,094
Ladbrokes PLC	3,410,772	11,526,831

		$54,050,139

General Merchandise – 0.5%
Kohl’s Corp. (a)	349,500	$16,104,960

Insurance – 3.2%
Genworth Financial, Inc., “A”	1,460,370	$12,573,786
MetLife, Inc. (l)	1,069,500	59,892,000
Travelers Cos., Inc.	771,560	34,874,512

		$107,340,298

Internet – 0.9%
Google, Inc., “A” (a)	75,230	$30,131,120

Machinery & Tools – 0.7%
Eaton Corp.	387,300	$21,758,514

Major Banks – 8.7%
Bank of America Corp.	1,613,150	$56,460,250
Bank of New York Mellon Corp.	1,646,206	53,633,392
JPMorgan Chase & Co.	2,033,580	94,968,186
State Street Corp.	939,100	53,416,008
Wells Fargo & Co.	808,656	30,348,860

		$288,826,696

Medical Equipment – 3.4%
Medtronic, Inc.	1,352,230	$67,746,723
Zimmer Holdings, Inc. (a)	701,040	45,259,142

		$113,005,865

Natural Gas - Distribution – 0.5%
Questar Corp.	444,500	$18,188,940

Network & Telecom – 1.9%
Cisco Systems, Inc. (a)	2,160,471	$48,740,226
Nokia Corp., ADR	792,300	14,776,395

		$63,516,621

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 2.8%
Halliburton Co.	959,900	$31,091,161
National Oilwell Varco, Inc. (a)	534,700	26,857,981
Noble Corp.	829,360	36,408,904

		$94,358,046

Other Banks & Diversified Financials – 1.2%
American Express Co.	737,900	$26,143,797
Sovereign Bancorp, Inc.	3,168,000	12,513,600

		$38,657,397

Pharmaceuticals – 7.9%
Abbott Laboratories	1,380,990	$79,517,404
Johnson & Johnson	1,161,678	80,481,052
Merck & Co., Inc.	998,000	31,496,880
Roche Holding AG	448,064	69,847,319

		$261,342,655

Specialty Chemicals – 1.7%
Linde AG	315,800	$33,866,683
Praxair, Inc.	300,910	21,587,283

		$55,453,966

Specialty Stores – 2.1%
Nordstrom, Inc. (l)	1,177,500	$33,935,550
Staples, Inc.	1,633,560	36,755,100

		$70,690,650

Telecommunications - Wireless – 1.3%
America Movil S.A.B. de C.V., “L”, ADR	304,900	$14,135,164
Rogers Communications, Inc., “B”	912,500	29,597,839

		$43,733,003

Telephone Services – 1.9%
AT&T, Inc.	2,257,300	$63,023,816

Tobacco – 1.5%
Altria Group, Inc.	771,980	$15,316,083
Philip Morris International, Inc.	711,580	34,226,998

		$49,543,081

Trucking – 0.6%
FedEx Corp.	235,790	$18,636,842

Utilities - Electric Power – 3.1%
Entergy Corp.	218,730	$19,469,157
Exelon Corp.	665,140	41,651,067
FirstEnergy Corp.	281,700	18,871,083
FPL Group, Inc.	464,800	23,379,440

		$103,370,747

Total Common Stocks		$3,277,122,564

Short-Term Obligations – 0.0%
General Electric Co., 2%, due 10/01/08 (y)	$582,000	$582,000

Repurchase Agreements – 1.1%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/1/08, total to be received $35,264,147 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$35,264,000	$35,264,000

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/08 - continued

Collateral for Securities Loaned – 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	4,670,187	$4,670,187

Total Investments		$3,317,638,751

Other Assets, Less Liabilities – (0.1)%		(3,526,714)

Net Assets – 100.0%		$3,314,112,037

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Trust

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,946,181,219	$371,457,532	$—	$3,317,638,751
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,213,494,593

Gross unrealized appreciation	$490,178,687
Gross unrealized depreciation	(386,034,529)

Net unrealized appreciation (depreciation)	$104,144,158

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

* Print name and title of each signing officer under his or her signature.